Cash and Cash Equivalents - Additional Information (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents1 [line items]
Average maturity of time deposits	30 days	38 days
TL
Cash and cash equivalents1 [line items]
Effective interest rate	17.40%	10.70%
USD
Cash and cash equivalents1 [line items]
Effective interest rate	2.80%	2.30%
EUR
Cash and cash equivalents1 [line items]
Effective interest rate	1.80%	0.40%